Equity Method Investments Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The change in our equity investment in Piceance Energy is as follows (in thousands):

	Year Ended December 31,
	2014	2013
Beginning balance	$101,796	$104,434
Equity earnings (loss) from Piceance Energy	2,278	(3,516)
Accretion of basis difference	571	575
Investments	12	303
Ending balance	$104,657	$101,796

Equity Method Investees Financial Information
Summarized financial information for Piceance Energy is as follows (in thousands):

	December 31,
	2014	2013
Current assets	$13,168	$5,901
Non-current assets	468,379	454,402
Current liabilities	17,103	13,040
Non-current liabilities	107,087	96,738

	Year Ended December 31,
	2014	2013
	100%	100%
Natural gas and oil revenues	$80,471	$61,091
Income (loss) from operations	3,768	(6,765)
Net income (loss)	6,831	(10,546)